UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-0134

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03715
Reporting Period: 07/01/2022 - 06/30/2023
Elfun Income Fund

============================== Elfun Income Fund ===============================

LINCOLN NATIONAL CORPORATION

Ticker:       LNC            Security ID:  534187BR9
Meeting Date: MAY 25, 2023   Meeting Type: Annual
Record Date:  MAR 20, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Deirdre P. Connelly      For       For          Management
1.2   Elect Director Ellen G. Cooper          For       For          Management
1.3   Elect Director William H. Cunningham    For       For          Management
1.4   Elect Director Reginald E. Davis        For       For          Management
1.5   Elect Director Eric G. Johnson          For       For          Management
1.6   Elect Director Gary C. Kelly            For       For          Management
1.7   Elect Director M. Leanne Lachman        For       For          Management
1.8   Elect Director Dale LeFebvre            For       For          Management
1.9   Elect Director Janet Liang              For       For          Management
1.10  Elect Director Michael F. Mee           For       For          Management
1.11  Elect Director Lynn M. Utter            For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Amend Omnibus Stock Plan                For       For          Management
6     Require Independent Board Chair         Against   Against      Shareholder
7     Submit Severance Agreement              Against   Against      Shareholder
      (Change-in-Control) to Shareholder Vote

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ELFUN INCOME FUND

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	August 25, 2023